T. ROWE PRICE Retirement 2025 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 41.8%
T. Rowe Price Funds:
New Income Fund  2,467,276 77,670 86,388 312,405,640 2,496,121
Limited Duration Inflation Focused
Bond Fund  1,754,959 197,545 108,017 390,365,550 1,885,466
International Bond Fund (USD
Hedged)  968,258 10,853 16,524 112,540,040 962,217
Dynamic Global Bond Fund  577,375 8,673 9,904 73,842,591 574,495
U.S. Treasury Long-Term Index
Fund  520,580 5,712 39,861 71,038,267 502,241
Emerging Markets Bond Fund  473,745 8,410 29,439 49,973,365 475,247
High Yield Fund  421,901 7,935 24,027 68,770,092 413,308
Dynamic Credit Fund  203,157 7,175 4,022 23,463,439 209,059
Floating Rate Fund  136,610 2,717 7,853 14,243,210 131,892
Total Bond Funds (Cost $8,361,343) 7,650,046
EQUITY FUNDS 57.0%
T. Rowe Price Funds:
Value Fund  1,451,930 689 58,008 29,588,471 1,448,948
Growth Stock Fund  1,421,288 425 98,286 11,728,985 1,383,668
U.S. Large-Cap Core Fund  1,014,980 460 55,939 22,524,049 1,014,258
Hedged Equity Fund  988,738 3,227 42,833 74,698,681 1,000,962
Equity Index 500 Fund  972,299 3,539 34,330 5,732,619 975,520
International Value Equity Fund  851,742 247 36,153 38,590,676 859,414
Overseas Stock Fund  752,772 222 46,900 47,546,351 730,312
Real Assets Fund  679,932 333 32,951 43,168,508 704,510
International Stock Fund  644,267 188 43,384 27,205,017 604,224
Mid-Cap Growth Fund  338,068 98 25,013 3,160,214 329,484
Mid-Cap Value Fund  319,707 90 25,719 9,516,178 316,984
Emerging Markets Discovery Stock
Fund  287,665 132 13,827 18,458,111 304,928
Emerging Markets Stock Fund  238,304 2,121 13,190 6,398,147 250,871
Small-Cap Value Fund  205,101 52 14,467 3,784,791 210,548
Small-Cap Stock Fund  161,233 47 10,408 2,702,430 161,686
New Horizons Fund (2) 142,621 41 10,378 2,516,307 143,757
Total Equity Funds (Cost $6,149,179) 10,440,074
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,526 84,385 84,561 24,070 2,335
Total Other Mutual Funds (Cost $2,324) 2,335

T. ROWE PRICE Retirement 2025 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 340,564 211,750 373,352 178,961,503 178,962
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 40,000,000 39,933
Total Short-Term Investments (Cost $218,892) 218,895
Total Investments in Securities 100.0%
(Cost $14,731,738) $ 18,311,350
Other Assets Less Liabilities (0.0)% (6,222)
Net Assets 100.0% $ 18,305,128
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2025 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 596 MSCI EAFE Index contracts 9/25 (81,089) $ (2,338)
Short, 659 Russell 2000 E-Mini Index contracts 9/25 (78,085) (7,975)
Short, 652 S&P 500 E-Mini Index contracts 9/25 (211,011) (13,182)
Net payments (receipts) of variation margin to date 25,872
Variation margin receivable (payable) on open futures contracts $ 2,377

T. ROWE PRICE Retirement 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ 17 $ 2,749 $ 4,067
Dynamic Global Bond Fund  180 (1,649) 8,390
Emerging Markets Bond Fund  (3,718) 22,531 8,174
Emerging Markets Discovery Stock Fund  835 30,958 —
Emerging Markets Stock Fund  56 23,636 —
Equity Index 500 Fund  52,533 34,012 3,084
Floating Rate Fund  (123) 418 2,647
Growth Stock Fund  82,104 60,241 —
Hedged Equity Fund  11,343 51,830 —
High Yield Fund  (1,179) 7,499 7,729
International Bond Fund (USD Hedged)  357 (370) 10,371
International Stock Fund  11,842 3,153 —
International Value Equity Fund  21,015 43,578 —
Limited Duration Inflation Focused Bond Fund  (6,213) 40,979 8,497
Mid-Cap Growth Fund  4,596 16,331 —
Mid-Cap Value Fund  2,189 22,906 —
New Horizons Fund  720 11,473 —
New Income Fund  (6,675) 37,563 31,096
Overseas Stock Fund  21,301 24,218 —
Real Assets Fund  4,345 57,196 —
Small-Cap Stock Fund  3,747 10,814 —
Small-Cap Value Fund  1,846 19,862 —
Transition Fund  (60) (15) —
U.S. Large-Cap Core Fund  17,271 54,757 —
U.S. Treasury Long-Term Index Fund  (12,143) 15,810 5,479
Value Fund  22,167 54,337 —
U.S. Treasury Money Fund, 4.35% — — 2,824
Totals $ 228,353# $ 644,817 $ 92,358+

T. ROWE PRICE Retirement 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $92,358 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2025 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2025 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2025 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F157-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 7,650,046 $ — $ — $ 7,650,046
Equity Funds 10,440,074 — — 10,440,074
Other Mutual Funds 2,335 — — 2,335
Short-Term Investments 178,962 39,933 — 218,895
Total $ 18,271,417 $ 39,933 $ — $ 18,311,350
Liabilities
Futures Contracts* $ 23,495 $ — $ — $ 23,495
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.